Leases	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
LEASES

NOTE 9 - LEASES

The Company leases certain property and equipment under operating and finance leases. The Company’s leases have remaining lease terms ranging from less than 1 year to 30 years, some of which include options to extend the lease for up to 5 years, and some of which include options to terminate the lease within 1 year. The Company has no finance leases.

Supplemental cash flow information related to operating leases was as follows:

Year Ended December 31, 2020
Cash payments for operating leases	$471
New operating lease assets obtained in exchange for operating lease liabilities	$171

As of December 31, 2020, the Company’s operating leases had a weighted average remaining lease term of 3.2 years and a weighted average discount rate of 5%. Future lease payments under operating leases as of December 31, 2020 were as follows:

Operating Leases
2021	$432
2022	423
2023	396
2024	93
Total future lease payments	1,344
Less imputed interest	(64)
Total lease liability balance	$1,280